FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Available-for-sale securities
Total Securities Cost	$ 45,932	$ 35,251
Unrealized Gain (Loss)	9,483	5,526
Total Fair Value	55,415	40,777
Fixed Income
Available-for-sale securities
Debt Securities Cost	18,169	15,325
Debt Securities Unrealized Gain/(Loss)	409	1,145
Debt Securities Fair Value	18,578	16,470
Treasury securities
Available-for-sale securities
Debt Securities Cost	342
Debt Securities Fair Value	342
Equity
Available-for-sale securities
Equity Securities Cost	15,196	9,787
Equity Securities Unrealized Gain/(Loss)	4,967	2,815
Equity Securities Fair Value	20,163	12,602
Mutual Fund
Available-for-sale securities
Debt Securities Cost	9,222	8,235
Debt Securities Unrealized Gain/(Loss)	3,325	1,430
Debt Securities Fair Value	12,547	9,665
Alternative Investments
Available-for-sale securities
Debt Securities Cost	3,003	1,904
Debt Securities Unrealized Gain/(Loss)	782	136
Debt Securities Fair Value	$ 3,785	$ 2,040